Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Fair Value Measurements
Schedule of fair value measurements

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$130,769,055	$—	$—	$130,769,055
Common stock	176,347,777	—	—	176,347,777
Total assets in the fair value hierarchy	$307,116,832	$—	$—	$307,116,832

Collective investment trusts (measured at net asset value) (a)				1,927,309,889
Investments at fair value				$2,234,426,721

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$139,788,717	$—	$—	$139,788,717
Common stock	229,140,513	—	—	229,140,513
Total assets in the fair value hierarchy	$368,929,230	$—	$—	$368,929,230

Collective investment trusts (measured at net asset value) (a)				1,925,364,727
Investments at fair value				$2,294,293,957

(a) In accordance with Subtopic ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value as of December 31,
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period (plan level)

Target Date Funds	$874,813,693	$848,708,744	None	Daily	None
Stable Value Fund	$131,928,706	$146,522,266	None	Daily	12 months
Large Growth Fund	$113,219,911	$126,590,054	None	30 days	None
Large Value Equity Fund	$59,643,624	$63,598,478	None	Daily	None
Large Equity Index Fund	$409,331,390	$415,809,372	None	Daily	None
SMID Equity Index Fund	$104,830,293	$113,299,555	None	Daily	None
Broad Market Fixed Income Fund	$19,215,998	$13,600,781	None	Daily	None
Bond Market Index Fund	$123,197,906	$125,151,251	None	Daily	None
Non-U.S. Equity Index Fund	$80,060,493	$61,916,425	None	Daily	None
Non-Lending Series Fund	$11,067,875	$10,167,801	None	Daily	None